Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	kr 7,208	kr 6,721
Liabilities Fair value	3,816	8,988
Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	684,211	650,807
Interest rate-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	2,784	4,624
Liabilities Fair value	1,310	1,332
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	533,585	510,865
Currency-related contracts
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	4,423	2,097
Liabilities Fair value	2,392	7,550
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	147,643	137,052
Contracts related to commodities, credit risk, etc.
Disclosure of detailed information about financial instruments [line items]
Assets Fair value	0	0
Liabilities Fair value	114	105
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amounts	kr 2,983	kr 2,890